Note 11 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carryforward	$ 22,831,626	$ 21,983,109
Research and development tax credit carryforward	825,896	799,248
Stock-based compensation expense	2,396,805	2,233,909
Total deferred tax assets	26,054,327	25,016,266
Deferred tax liabilities
Depreciation	(7,149)	(13,386)
Total deferred tax liabilities	(7,149)	(13,386)
Net deferred tax assets	26,047,178	25,002,881
Valuation allowance	(26,047,178)	(25,002,881)
	$ 0	$ 0